Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

As a newly established company, TMICC may attract heightened attention from cyber criminals, increasing the risk of data breaches, unauthorised access, and regulatory violations, potentially resulting in loss of customer and consumer confidence, reduced turnover, and additional mitigation costs. Accordingly, TMICC recognises the critical importance of cyber security and adopts a risk-based approach to safeguarding its systems, data, and operations. During 2025, the Company operated under a coordinated cyber assurance model with Unilever to address any cyber security incidents, threats, or risks originating from Unilever’s environment. At the same time, TMICC is establishing its own cyber security framework, aligned with industry best practices and integrated into the broader enterprise risk management framework.

Key elements of TMICC’s cyber security approach include:

Framework and Governance: TMICC has implemented a Cyber Security Risk & Exception Management Framework aligned with recognised industry standards. Cyber security risk is embedded within the enterprise risk management process, with regular reporting to senior leadership and governance bodies to ensure transparency and continuous improvement.

Policies and Standards: TMICC has introduced a comprehensive set of Cyber Security Policies and Standards, applicable to employees, contractors, and third-party service providers. These policies are periodically reviewed and updated to reflect evolving threats and regulatory requirements.

Assurance and Testing: TMICC conducts risk-based cyber security assurance activities, including vulnerability assessments, penetration testing, and independent audits. These evaluations are supported by internal and external experts, with findings reported to the Audit and Risk Committee to strengthen resilience and governance.

Third-Party Risk Management: TMICC requires prioritised third parties and contractors to complete an initial vetting and periodic security assessments. A dedicated team monitors and manages risks associated with external service providers.

Continuous Improvement and Resilience: Continuous Improvement and Resilience: TMICC invests in people, processes, and technology to address emerging cyber threats. As the new, independent technology stack is developed, resilience planning and recovery testing will be conducted to ensure preparedness for potential incidents.

Incident Response: While TMICC’s cyber risk management activities aim to minimise the likelihood of a material cyber incident, absolute prevention cannot be guaranteed. TMICC maintains a structured incident response plan to ensure timely detection, mitigation, and recovery, reducing potential business and reputational impact.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

As a newly established company, TMICC may attract heightened attention from cyber criminals, increasing the risk of data breaches, unauthorised access, and regulatory violations, potentially resulting in loss of customer and consumer confidence, reduced turnover, and additional mitigation costs. Accordingly, TMICC recognises the critical importance of cyber security and adopts a risk-based approach to safeguarding its systems, data, and operations. During 2025, the Company operated under a coordinated cyber assurance model with Unilever to address any cyber security incidents, threats, or risks originating from Unilever’s environment. At the same time, TMICC is establishing its own cyber security framework, aligned with industry best practices and integrated into the broader enterprise risk management framework.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Enterprise Risk Management and Cyber Security Governance:

Cyber security governance is an integral part of TMICC’s Enterprise Risk Management (ERM) framework, overseen by the Board and the Audit and Risk Committee. The cyber security framework is led by the Chief Information Technology Officer (CITO) and the Chief Information Security Officer (CISO), ensuring robust protection of systems and data.

The Chief Information Security Officer (CISO) is responsible for assessing and analysing cybersecurity threats and brings relevant industry experience, having held both technology and business facing leadership roles that support management’s oversight of cybersecurity risk identification, assessment, and mitigation.

The Audit and Risk Committee provides oversight of cyber security risk, maintaining alignment with TMICC’s broader governance and assurance processes. Working closely with the Group Risk & Internal Controls department, the CISO embeds the cyber security framework within the ERM structure and delivers periodic reports to the Audit and Risk Committee covering:

●	status of ongoing cybersecurity controls, risk posture, and continuous improvement initiatives;
●	operational metrics, reports, and insights from any cybersecurity events;
●	updates on cybersecurity risk management frameworks, regulatory trends, and compliance requirements; and awareness of the external threat landscape and emerging trends.
The Audit and Risk Committee’s oversight is further supported by TMICC’s Internal Audit function, which provides independent assurance on the effectiveness of management’s handling of cyber security risks, including internal control systems. This integrated approach ensures that cyber security governance is embedded within TMICC’s overall ERM framework, reinforcing resilience, transparency, and stakeholder confidence.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit and Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Audit and Risk Committee provides oversight of cyber security risk, maintaining alignment with TMICC’s broader governance and assurance processes. Working closely with the Group Risk & Internal Controls department, the CISO embeds the cyber security framework within the ERM structure and delivers periodic reports to the Audit and Risk Committee covering:

Cybersecurity Risk Role of Management [Text Block]

Cyber security governance is an integral part of TMICC’s Enterprise Risk Management (ERM) framework, overseen by the Board and the Audit and Risk Committee. The cyber security framework is led by the Chief Information Technology Officer (CITO) and the Chief Information Security Officer (CISO), ensuring robust protection of systems and data.

The Chief Information Security Officer (CISO) is responsible for assessing and analysing cybersecurity threats and brings relevant industry experience, having held both technology and business facing leadership roles that support management’s oversight of cybersecurity risk identification, assessment, and mitigation.

The Audit and Risk Committee provides oversight of cyber security risk, maintaining alignment with TMICC’s broader governance and assurance processes. Working closely with the Group Risk & Internal Controls department, the CISO embeds the cyber security framework within the ERM structure and delivers periodic reports to the Audit and Risk Committee covering:

●	status of ongoing cybersecurity controls, risk posture, and continuous improvement initiatives;
●	operational metrics, reports, and insights from any cybersecurity events;
●	updates on cybersecurity risk management frameworks, regulatory trends, and compliance requirements; and awareness of the external threat landscape and emerging trends.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Chief Information Security Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

The Chief Information Security Officer (CISO) is responsible for assessing and analysing cybersecurity threats and brings relevant industry experience, having held both technology and business facing leadership roles that support management’s oversight of cybersecurity risk identification, assessment, and mitigation.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Working closely with the Group Risk & Internal Controls department, the CISO embeds the cyber security framework within the ERM structure and delivers periodic reports to the Audit and Risk Committee covering:
●	status of ongoing cybersecurity controls, risk posture, and continuous improvement initiatives;
●	operational metrics, reports, and insights from any cybersecurity events;
●	updates on cybersecurity risk management frameworks, regulatory trends, and compliance requirements; and awareness of the external threat landscape and emerging trends.
The Audit and Risk Committee’s oversight is further supported by TMICC’s Internal Audit function, which provides independent assurance on the effectiveness of management’s handling of cyber security risks, including internal control systems. This integrated approach ensures that cyber security governance is embedded within TMICC’s overall ERM framework, reinforcing resilience, transparency, and stakeholder confidence
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true